Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 19, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Oct. 31, 2022
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) [Line Items]
Warrants and placement agents issued				$ 13,175,027		$ 8,109,954
Fair value adjustment		$ 20,110,058		3,448,846		(9,312,177)
Principal balance		8,434,605		8,434,605		8,109,954	8,109,954
Fair value amount						$ 17,422,132
Fair value				$ 6,571,082
Interest rate		6.00%		6.00%		6.00%
Warrant expiry period				5 years		5 years
Percentage of warrant purchase				10.00%
Convertible note payable						$ 17,422,132	14,373,856
Fair value of warrant				$ 5,284,494	$ 840,490	(420,245)	455,265
Aggregate gross proceeds	$ 5,000,000					40,000,000
Senior Subordinated Notes [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) [Line Items]
Principal balance
Warrant [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) [Line Items]
Fair value of warrant						$ 14,373,856
Convertible Notes Payable [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) [Line Items]
Converted shares (in Shares)		4,248,178
Convertible note payable								$ 10,000,000
Senior Subordinated Notes [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) [Line Items]
Simple interest						6.00%
Qualified Financing [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) [Line Items]
Aggregate gross proceeds						$ 10,000,000
Operating Expense [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) [Line Items]
Fair value						$ 14,373,856